Accrued expenses and other current liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Payables And Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Professional fees accrual and payable	-	10,971
Value added tax payable	14,854	6,959
Deferred revenue	3,576	3,690
Other tax payables	1,905	378
Current portion of capital lease liabilities	935	993
Leasehold improvements payable	200	3,981
Others	2,569	3,070
Total	24,039	30,042